Acquisitions, divestments and equity-accounted companies - Acquisition of noncontrolling interest (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Noncontrolling interests		$ 314	$ 454
Floor price equivalent percent discount		10.00%
Floor price equivalent discount value		$ 118
Accumulated depreciation		6,364	5,716
Income (loss) from equity accounted companies, net of taxes		29	8	$ 6
Basis difference amortization (net of deferred income tax benefit)		(95)
Income (loss) from equity accounted companies		(66)	8	$ 6
Non-controlling interests
Noncontrolling Interest [Line Items]
Noncontrolling interests		$ 1,784	33
Discontinued Operations Held-for-sale [Member] | Power Grids Business [Member]
Noncontrolling Interest [Line Items]
Divestment percentage	80.10%
Power Grids Business [Member]
Noncontrolling Interest [Line Items]
Ownership interest percent	19.90%	19.90%
Noncontrolling interests	$ 1,661
Basis difference, underlying net assets		$ 8,503
Basis difference, underlying net assets at noncontrolling interest percent		1,692
Power Grids Business [Member] | Non-controlling interests
Noncontrolling Interest [Line Items]
Noncontrolling interests		1,710
Basis difference, underlying net assets		(451)
Power Grids Business [Member] | Other assets
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		43
Power Grids Business [Member] | Deferred tax liabilities
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		(942)
Power Grids Business [Member] | Order backlog
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 727
Weighted-average useful life		2 years
Power Grids Business [Member] | Other contractual rights
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 251
Weighted-average useful life		2 years
Power Grids Business [Member] | Inventory
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 169
Weighted-average useful life		5 months
Power Grids Business [Member] | Property, plant and equipment
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 1,016
Accumulated depreciation		$ 686
Weighted average useful life		14 years
Power Grids Business [Member] | Intangible assets
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 1,731
Weighted-average useful life		9 years
Power Grids Business [Member] | Goodwill
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 5,959
Other | Non-controlling interests
Noncontrolling Interest [Line Items]
Noncontrolling interests		$ 74	$ 33